Investment In Associate - Summary Of Investment In Associate (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share of income during the period
Balance,Beginning	$ 240,116
Share of net income (loss) from associate	(13,798)	$ 920
Share of other comprehensive income (loss) from associate	(3,389)	539
Loss on dilution of ownership interest in associate	113	0
Balance, Ending	229,594	240,116
IsoEnergy Ltd. [member]
Share of income during the period
Balance,Beginning	240,116	0
Fair value of retained interest in IsoEnergy on December 5, 2023		239,735
Share of net income (loss) from associate	(13,798)	920
Share of other comprehensive income (loss) from associate	3,389	(539)
Loss on dilution of ownership interest in associate	(113)
Balance, Ending	229,594	$ 240,116
Fair value of investment in associate as at December 31, 2024	$ 151,813